Intangible Asset, Net	12 Months Ended
Dec. 31, 2024
Intangible Asset, Net [Abstract]
Intangible asset, net
8.	Intangible asset, net

Intangible asset, net consists of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Land use right	49,292,208	49,292,208
Franchise right	334,865	334,865
Less: Accumulated amortization	(1,895,785)	(2,881,629)
Intangible asset, net	47,731,288	46,745,444

Amortization expense for the years ended December 31, 2022, 2023 and 2024 amounted to RMB575,076, RMB985,844 and RMB985,844, respectively.

As of December 31, 2023 and 2024, land use right with net book value of RMB47,731,288 and RMB46,745,444 was pledged as collateral under a loan arrangement (also see Note 11).

As of December 31, 2024, the future estimated amortization expenses are as below.

Estimated amortization expense
Years ended December 31,	RMB
2025	985,844
2026	985,844
2027	985,844
2028	985,844
2029	985,844
Thereafter	41,816,224
Total	46,745,444